INCOME TAXES (Details 2) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax recovery at Canadian statutory income tax rates	(9.1)	(18.7)	(32.7)
Increase (decrease) in income taxes for:
Non-taxable income and expenses	(1.8)	5.7	21.1
Difference in foreign tax rate	(0.5)	(1.0)	0.6
Change in deferred income taxes related to increase in corporate income tax rates	0	0	(8.5)
Change in the deferred income tax estimate	0	0	0
Change in valuation allowance	11.9	16.7	18.2
Adjustment to deferred credits	0	0	0
Other	(0.3)	(2.3)	1.4
Income tax expense (recovery)	0.2	0.4	0.1
Income tax recovery at Canadian statutory income tax rates	25.00%	26.00%	25.80%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	5.00%	(7.90%)	(16.60%)
Difference in foreign tax rate	1.30%	1.40%	(0.50%)
Change in deferred income taxes related to increase in corporate income tax rates	0.00%	0.00%	6.60%
Change in the deferred income tax estimate	0.00%	0.00%	0.00%
Change in valuation allowance	(32.70%)	(23.30%)	(14.30%)
Adjustment to deferred credits	0.00%	0.00%	0.00%
Other	0.90%	3.20%	(1.10%)
Income tax expense (recovery)	(0.50%)	(0.60%)	(0.10%)
Predecessor [Member]
Income tax recovery at Canadian statutory income tax rates				162.3
Increase (decrease) in income taxes for:
Non-taxable income and expenses				7.4
Difference in foreign tax rate				(1.0)
Change in deferred income taxes related to increase in corporate income tax rates				0
Change in the deferred income tax estimate				0
Change in valuation allowance				(164.9)
Adjustment to deferred credits				(9.6)
Other				4.7
Income tax expense (recovery)				(1.1)	(8.4)	(19.8)
Income tax recovery at Canadian statutory income tax rates				25.00%
Increase (decrease) in income taxes for:
Non-taxable income and expenses				1.10%
Difference in foreign tax rate				(0.10%)
Change in deferred income taxes related to increase in corporate income tax rates				0.00%
Change in the deferred income tax estimate				0.00%
Change in valuation allowance				(25.40%)
Adjustment to deferred credits				(1.50%)
Other				0.70%
Income tax expense (recovery)				(0.20%)